OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Capital Expenditures (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Payments to acquire productive assets	$ 338.4	$ 221.2
Operating segments | Civil Aviation Training Solutions
Disclosure of operating segments [line items]
Payments to acquire productive assets	260.1	162.0
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Payments to acquire productive assets	65.7	49.2
Operating segments | Healthcare
Disclosure of operating segments [line items]
Payments to acquire productive assets	$ 12.6	$ 10.0